Summary of Significant Accounting Policies (Roll Forward of the Allowance For Doubtful Accounts) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowance for Doubtful Accounts Receivable [Roll Forward]
Allowance for doubtful accounts beginning	$ (16.2)	$ (19.9)	$ (33.1)
Bad debt expense	(8.5)	(3.2)	(5.4)
Write-offs, net of recoveries	9.1	6.9	18.6
Allowance for doubtful accounts ending	$ (15.6)	$ (16.2)	$ (19.9)